Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail)
$ in Millions
						1 Months Ended	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($)	Mar. 31, 2021 USD ($) Integer	Mar. 06, 2020 USD ($)	Jun. 28, 2019 USD ($)	Mar. 29, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 06, 2020 USD ($)	Jul. 09, 2021 USD ($)	Aug. 03, 2020 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Ownership percentage					37.80%
Goodwill								$ 41		$ 7,984	[1]	$ 8,506	[1]	$ 9,562			$ 9,912
Sale of Assets Disposal Group					$ 387
Current liabilities										5,380		5,352
Loss on sale of discontinued operations								$ 67
Sale Of Assets		$ 44
Concrete Plants [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer		24
Quarry [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer		1
White Cement Business [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations					155
CEMEX [Member]
Disclosure of operating segments [line items]
Goodwill				$ 8
Proceeds from divestiture				36
Gain (loss) on sale of business				$ 17	$ 66
Gunter Papenburg [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture						$ 97
Gain (loss) on sale of business						$ 59
Discontinued operations [member]
Disclosure of operating segments [line items]
Gain (loss) on sale of business										(4)		(45)		$ 55
Breedon Group Plc [Member]
Disclosure of operating segments [line items]
Goodwill												47
Gain (loss) on sale of business									$ 57	230
Current liabilities										30
Kosoms [Member]
Disclosure of operating segments [line items]
Additional ownership percentage acquired			75.00%				75.00%
Goodwill												$ 291
Proceeds from divestiture			$ 499
Gain (loss) on sale of business			$ 665				$ 14
Israel [member] | Kinneret and Beton-He'Emek [Member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred															$ 6
Goodwill										$ 5
Israel [member] | Ashtrom Industries [Member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred																$ 33
Goodwill																$ 2
Costa Rica and El Salvador [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations	$ 335

[1]	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.